Note 1. Nature of Operations (Notes)	12 Months Ended
Dec. 31, 2014
Nature of Operations [Abstract]
Nature of Operations
NATURE OF OPERATIONS
SunEdison is one of the world's leading renewable energy development companies and is committed to transforming the way energy is generated, distributed and owned around the globe. We develop, finance, install, own and operate wind and solar power plants, delivering predictably priced electricity to our residential, commercial, government and utility customers. In addition, we manufacture advanced renewable energy materials and technologies.
The accompanying consolidated financial statements of SunEdison include the consolidated results of TerraForm Power, Inc. ("TerraForm"), which is a separate U.S. Securities and Exchange Commission ("SEC") registrant. The results of TerraForm are reported as our TerraForm Power reportable segment, as described in Note 22. References to "SunEdison", "we", "our" or "us" within the accompanying audited consolidated financial statements refer to the consolidated reporting entity.
On January 20, 2015, we disposed of our controlling interest in SunEdison Semiconductor Ltd. ("SSL") in an underwritten public offering (see Note 3). The results of SSL, a separate SEC registrant, were previously reported as our Semiconductor Materials reportable segment. As a result of this transaction, SSL was deconsolidated from our consolidated financial statements and SSL's historical results of operations and financial position are reported as discontinued operations for all periods presented. Additionally, Semiconductor Materials is no longer reported as a reportable segment. We have retained a noncontrolling interest in SSL which will be accounted for as an equity method investment. Unless indicated otherwise, the information in the accompanying notes to the consolidated financial statements relates to our continuing operations.